GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

14. GOODWILL

        In 2011, the Company acquired the SPB Software group (Note 4). This acquisition was accounted for under the acquisition method resulting in the recognition of RUR 470 of acquired goodwill. The changes in the carrying amount of goodwill are as follows:

	2011	2012	2012
	RUR	RUR	$
Balance at the beginning of the period	284	754	24.8
Goodwill acquired	470	—	—
Foreign currency translation adjustment	—	(4)	(0.1)

Balance at the end of the period	754	750	24.7

        The Company has not recorded any impairment on goodwill.